Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Prospectus Date	rr_ProspectusDate	May 01, 2015
Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Moderate Allocation Fund May 1, 2015
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).
  The Fund's target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.
  The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid-Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.
  The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund and approximately 15% of its nets assets in the Mid-Term Bond Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.
  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and have a higher risk of default.
  Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 60% of its assets in equity IC Funds and 40% of its assets in fixed income IC Funds; therefore the Fund is subject to both equity and fixed income risk. These risks include Market, Credit, Small-Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund’s investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. The prices of debt securities may be subject to significant volatility. Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in the junk bond category than in higher-rated categories.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.
  International Fund risk: The Fund is subject to the risks of investing in securities that trade in foreign markets, including changes in currency or exchange rates, and economic and political trends in foreign countries. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
  Allocation Fund risk:
  The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
  Performance of some asset classes may offset performance of others, such as stocks and bonds.
  Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices with similar investment objectives:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

		(2) The Barclays Capital U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the annual return and average annual returns of the Fund. The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of a broad-based, unmanaged index for those periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

		(2) The Barclays Capital U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	10.93%
Worst	Fourth quarter 2008	(12.17)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Moderate Allocation Fund | Moderate Allocation Fund Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	181
10 Years	rr_ExpenseExampleYear10	412
2005	rr_AnnualReturn2005	4.35%
2006	rr_AnnualReturn2006	9.20%
2007	rr_AnnualReturn2007	6.36%
2008	rr_AnnualReturn2008	(19.85%)
2009	rr_AnnualReturn2009	21.27%
2010	rr_AnnualReturn2010	13.11%
2011	rr_AnnualReturn2011	4.19%
2012	rr_AnnualReturn2012	10.90%
2013	rr_AnnualReturn2013	15.66%
2014	rr_AnnualReturn2014	7.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.17%)
Past One Year	rr_AverageAnnualReturnYear01	7.71%
Past Five Years	rr_AverageAnnualReturnYear05	10.24%
Past Ten Years	rr_AverageAnnualReturnYear10	6.73%
Moderate Allocation Fund | S&P 500® Index (Indices reflect no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	13.69%
Past Five Years	rr_AverageAnnualReturnYear05	15.45%
Past Ten Years	rr_AverageAnnualReturnYear10	7.67%
Moderate Allocation Fund | Barclays Capital Aggregate Bond Index (Indices reflect no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	5.97%
Past Five Years	rr_AverageAnnualReturnYear05	4.45%
Past Ten Years	rr_AverageAnnualReturnYear10	4.71%